Shareholder Report, Line Graph (Details) 194909_Aristotle Small Cap Equity Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 16, 2024	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 524,322	$ 540,346	$ 500,000	$ 578,984
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Total Return
Accumulated Value	592,694	552,788	500,000	$ 699,886
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 530,822	$ 552,981	$ 500,000	$ 667,374